United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Project and Trade Finance Tender Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Project and Trade Finance Tender Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—92.7%
		Basic Industry - Chemicals—2.0%
$1,000,000	[2]	Industries Chimiques Du Senegal, 6.11294%, (3-month USLIBOR +3.750%), 11/6/2023	11/3/2017	$1,000,000	$1,004,000
		Basic Industry - Forestry/Paper—3.0%
1,500,000	[2]	Bahia Cellulose, 5.08494%, (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	1,502,250	1,504,500
		Basic Industry - Metals/Mining Excluding Steel—4.0%
1,000,000	[2]	Suek Tranche B, 5.08363%, (1-month USLIBOR +3.000%), 5/17/2022			995,000
1,000,000	[2]	Trafigura, 3.18688%, (1-month USLIBOR +1.200%), 9/28/2018	4/26/2018	1,000,000	1,000,500
		TOTAL			1,995,500
		Capital Goods - Aerospace & Defense—1.6%
796,296	[2]	Gulf Air BSC, 5.33506%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	797,491	798,287
		Consumer Cyclical - Apparel/Textiles—2.0%
995,296	[2]	PT Pan Brothers TBK, 3.806442% - 3.84215%, (3-month USLIBOR +2.300%), 10/22/2018	4/30/2018 – 6/21/2018	995,297	996,292
		Consumer Non-Cyclical/Food-Wholesale—8.6%
300,000	[2]	Agrofertil, 3.1383%, (12-month USLIBOR +1.500%), 7/16/2018	9/8/2017	292,574	299,100
500,000	[2]	Agrofertil, 4.2422%, (12-month USLIBOR +1.500%), 4/30/2019	5/18/2018	480,310	480,500
428,572	[2]	Cocobod 2017, 2.7435%, (1-month USLIBOR +0.650%), 8/31/2018	11/10/2017 – 12/11/2017	428,571	427,071
1,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.33506%, (1-month USLIBOR +3.250%), 5/16/2019	6/27/2018	1,000,000	1,000,500
1,087,698	[2]	Gambia, Government of, 4.988367% - 5.628375%, (12-month USLIBOR +3.500%), 6/7/2019	12/21/2017 – 6/6/2018	1,087,698	1,085,523
1,000,000	[2]	Vicentin SIAC, 8.3477%, (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018 – 2/21/2018	1,000,000	1,005,000
		TOTAL			4,297,694
		Energy - Exploration & Production—10.9%
1,000,000	[2]	EGPC African Export-Import Bank (Afreximbank), 7.91381%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	1,000,000	994,000
583,333	[2]	KMG Vitol, 3.9435%, (1-month USLIBOR +1.850%), 3/31/2020	3/16/2017	581,875	580,417
1,072,997	[2]	L1E, 4.5935%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017	1,051,537	1,059,584
924,861	[2]	Nigerian Petro, 6.09063%, (3-month USLIBOR +3.750%), 6/17/2019	10/27/2017	883,242	919,312
849,432	[2]	Rosneft Oil Co., 4.0935%, (1-month USLIBOR +2.000%), 6/27/2019	9/28/2017	850,761	846,459
1,058,824	[2]	Sonangol, 5.73438%, (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	1,021,324	1,059,882
		TOTAL			5,459,654
		Energy - Integrated Energy—3.0%
500,000	[2]	INA Industrija Nafte DD, 3.60613%, (6-month USLIBOR +1.500%), 8/19/2019	1/31/2017	500,000	498,000
1,000,000		Puma International Financing SA, 1.05%, 5/3/2019	6/29/2018	1,000,000	1,000,000
		TOTAL			1,498,000
		Energy - Oil Refining and Marketing—9.2%
750,000	[2]	Dangote, 7.95113%, (6-month USLIBOR +5.750%), 8/28/2020	2/6/2017 – 2/28/2017	741,000	755,250
1,380,810	[2]	Egypt, Government of, 3.9021% - 4.2876%, (12-month USLIBOR +2.660%), 1/11/2019	7/17/2017 – 1/12/2018	1,380,810	1,377,358
2,468,472	[2]	Pakistan, Government of, 3.72310% - 3.93789%, (12-month USLIBOR +2.220%), 11/19/2018	8/3/2017 – 11/21/2017	2,468,472	2,464,770
		TOTAL			4,597,378
		Finance/Banks/Brokers—10.0%
1,000,000	[2]	Bahrain Is Bank, 4.03563%, (3-month USLIBOR +1.700%), 9/28/2018	9/27/2017	1,000,000	1,002,000
1,500,000	[2]	Banco Do Brasil S.A., 2.86353%, (3-month USLIBOR +0.750%), 2/8/2019	6/28/2018	1,500,000	1,500,000

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$500,000	[2]	Banco Supervielle SA, 5.02113%, (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	$496,750	$500,000
1,000,000	[2]	Ecobank Nigeria Ltd., 5.32594%, (3-month USLIBOR +3.000%), 9/17/2018	6/18/2018	1,000,000	999,000
1,000,000	[2]	United Bank for Africa PLC, 5.32594%, (3-month USLIBOR +3.000%), 12/19/2018	1/16/2018	996,575	996,500
		TOTAL			4,997,500
		Foreign Sovereign—23.4%
926,282	[2]	Armenia International Airports CJSC, 8.00438%, (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	935,545	931,840
1,000,000	[2]	Bank of Kigali Ltd., 8.61294%, (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,000,000	994,000
1,000,000	[2]	Golar Hill Corp., 3.92198%, (3-month USLIBOR +1.600%), 12/31/2018	4/20/2018	1,000,000	1,000,000
1,000,000	[2]	JSC Partnership, 5.73983%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	1,013,700	1,017,500
1,300,000	[2]	Kenya, Government of, 7.50313%, (6-month USLIBOR +5.000%), 4/18/2019	4/18/2017 – 4/27/2017	1,298,500	1,293,500
1,000,000	[2]	Kenya, Government of, 7.90313%, (6-month USLIBOR +5.400%), 3/9/2020	5/30/2018	1,006,500	1,005,500
574,364	[2]	Maldives, Government of, 4.59766% - 4.92827%, (3-month USLIBOR +2.900%), 4/9/2019	4/6/2018 – 6/15/2018	574,364	574,077
1,000,000	[2]	Ministry of Finance Tanzania, 7.7025%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	994,000	1,002,500
1,000,000	[2]	Ministry of Finance Zambia, 7.90406%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	1,000,000	996,500
435,098	[2]	Pakistan, Government of, 4.74079% - 4.74229%, (12-month USLIBOR +2.220%), 6/27/2019	6/15/2018 – 6/29/2018	435,098	434,880
967,810		Tunisia, Government of, 2.418%, 12/18/2018	1/5/2018 – 6/20/2018	967,810	971,682
1,449,861		Tunisia, Government of, 2.418%, 10/22/2018	2/22/2018 – 4/23/2018	1,449,860	1,448,410
		TOTAL			11,670,389
		Metals & Mining—3.0%
1,500,000	[2]	Ferrexpo AG, 6.83438%, (3-month USLIBOR +4.500%), 12/31/2020	3/7/2018	1,483,125	1,500,750
		Services - Airlines—1.6%
820,513	[2]	Pakistan International Airlines, 5.24113%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	812,308	817,231
		Services - Railroads—3.6%
658,290	[2]	Autopistas Urbanas SA (AUSA), 5.8425%, (3-month USLIBOR +3.500%), 11/15/2022			655,986
1,166,667	[2]	Ethiopian Railway Corp., 5.71625%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	1,166,667	1,162,584
		TOTAL			1,818,570
		Services - Transportation Excluding Air/Rail—1.8%
895,288	[2]	Asyaport, 6.26529%, (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	895,288	898,421
		Supranational—2.0%
1,000,000	[2]	PTA Bank, 4.6373%, (1-month USLIBOR +2.300%), 10/4/2018	2/1/2017	1,000,000	1,002,500
		Utility - Electric-Generation—3.0%
760,612	[2]	Casablanca & Giacote Solar PV Project, 5.14%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	745,400	757,570
192,312	[2]	Egypt Electric AfreximBK, 7.72219%, (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	192,312	192,120
571,460	[2]	Egypt Electric, 6.61313%, (3-month USLIBOR +4.250%), 5/5/2020	1/31/2017	570,603	567,459
		TOTAL			1,517,149
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $46,310,579)			46,373,815
		INVESTMENT COMPANY—0.3%
127,409		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3] (IDENTIFIED COST $127,383)			127,422
		TOTAL INVESTMENT IN SECURITIES—93.0% (IDENTIFIED COST $46,437,962)			46,501,237
		OTHER ASSETS AND LIABILITIES - NET—7.0%[4]			3,501,710
		TOTAL NET ASSETS—100%			$50,002,947

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	1,949,742
Purchases/Additions	8,884,405
Sales/Reductions	(10,706,738)
Balance of Shares Held 6/30/2018	127,409
Value	$127,422
Change in Unrealized Appreciation/Depreciation	$234
Net Realized Gain/(Loss)	$480
Dividend Income	$12,259
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2018, these restricted securities amounted to $46,373,815 which represented 92.7% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$46,373,815	$46,373,815
Investment Company	127,422	—	—	127,422
TOTAL SECURITIES	$127,422	$—	$46,373,815	$46,501,237
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of March 31, 2018	$45,797,733
Accrued discount/premiums	$25,934
Realized gain (loss)	$22,170
Change in unrealized appreciation (depreciation)	$(5,742)
Purchases	$11,857,539
(Sales)	$(11,323,819)
Balance as of June 30, 2018	$46,373,815
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2018	$(19,779)
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018